General and administrative expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
General and administrative expenses

14. General and administrative expenses

	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$

Professional fees	$529,028	$352,319
Audit fee	89,512	-
Employee costs	37,886	20,756
Insurance	119,336	40,803
Other expenses	165,602	82,157
Subscriptions and dues	13,232	4,505
Management fee	111,000	75,000
Travel expenses	37,678	19,227
Depreciation	28,122	-
Technology costs	2,650	11,959
Occupancy costs	2,181	2,964
Security	2,339	2,209
Utilities	2,872	1,437
Total general and administrative expenses	$1,141,438	$613,336

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$

Professional fees	$789,888	$888,641
Audit fee	89,512	-
Employee costs	224,979	90,823
Insurance	274,718	86,368
Other expenses	217,110	146,087
Subscriptions and dues	13,739	67,065
Management fee	189,000	153,000
Travel expenses	114,084	30,586
Depreciation	31,954	1,887
Technology costs	3,986	13,107
Occupancy costs	13,095	14,017
Security	4,567	4,306
Utilities	5,212	3,252
Total general and administrative expenses	$1,971,844	$1,499,139

18 General and administrative expenses

	Year Ended June 30,
	2024	2023
		Restated
Professional fees	$973,482	$1,094,500
Employee costs	428,715	179,301
Insurance	492,676	152,911
Other expenses	546,879	265,908
Management fee	312,000	252,000
Expected credit losses	264,798	380,604
Travel expenses	112,291	39,290
Depreciation	17,473	24,444
Technology costs	17,187	42,784
Occupancy costs	43,990	12,298
Security	9,266	18,280
Utilities	6,086	5,112
Total general and administrative expenses	$3,224,843	$2,467,432